Series A Preferred Stock - Schedule of Authorized Shares of Preferred Stock for Future Issuance (FY) (Details)	Dec. 31, 2023 shares
Class of Stock [Line Items]
Shares reserved for issuance (in shares)	113,252.625
Outstanding Series A Preferred Stock options
Class of Stock [Line Items]
Shares reserved for issuance (in shares)	14,112.299
November 2023 Private Placement
Class of Stock [Line Items]
Shares reserved for issuance (in shares)	99,140.326